Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended	12 Months Ended
	Jul. 31, 2022	Apr. 30, 2022	Jul. 31, 2021	Jul. 31, 2022	Oct. 31, 2021
Disclosure of internal credit grades [line items]
ECL allowance	$ 23			$ 23	$ 19
Residential mortgages	267,727			267,727	251,526
Business and government loans	179,577			179,577	150,213
Customers' liability under acceptances	11,681			11,681	10,958
Expected credit loss allowance on debt securities classified at amortized cost	13	$ 13	$ 15	13	15
Business and government [member]
Disclosure of internal credit grades [line items]
Customers' liability under acceptances	11,681			11,681	10,958
Stage 3 [member] | Financial assets at amortised cost, class [member]
Disclosure of internal credit grades [line items]
Expected credit loss allowance on debt securities classified at amortized cost				11	13
Stage 3 [member] | Other assets [member] | Financial assets at amortised cost, class [member]
Disclosure of internal credit grades [line items]
Foreclosed assets	18			18	18
Financial assets at fair value through net income [member]
Disclosure of internal credit grades [line items]
Residential mortgages	7			7	16
Business and government loans	$ 29,077			$ 29,077	$ 25,651